Structured entities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2013	Dec. 31, 2021
Disclosure of information about consolidated structured entities [line items]
Non-controlling interests	€ 944	€ 504		€ 736
Transfer of financial assets			€ 2,000
Fee income recognised	19	18
Combined interest and FX rate risk
Disclosure of information about consolidated structured entities [line items]
Fair value of swap	(26)	(40)
Financial assets, amounts recognized in income statement	14	(6)
Fee income recognised	1	1
Subsidiaries in Germany, Belgium and Australia
Disclosure of information about consolidated structured entities [line items]
Bonds issued	29,950	24,880
Mont Blanc
Disclosure of information about consolidated structured entities [line items]
Undrawn borrowing facilities	2,268	2,446
Borrowing facility	0	0
Securitisations
Disclosure of information about consolidated structured entities [line items]
Non-controlling interests	2,000	1,000
Borrowing facility		444
Consolidated structured entities | Securitisations
Disclosure of information about consolidated structured entities [line items]
Securitisations	67,000	65,000
Securitisation, issued externally | Securitisations
Disclosure of information about consolidated structured entities [line items]
Securitisations	€ 2,000	€ 1,000